Income Tax - Schedule of (Loss) Income Before Income Tax by Jurisdiction (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of (Loss) Income Before Income Tax by Jurisdiction [Line Items]
Total loss before income tax	$ 6,178,093	$ (1,907,665)	$ 2,760,812
Singapore [Member]
Schedule of (Loss) Income Before Income Tax by Jurisdiction [Line Items]
Total loss before income tax	3,681,089	(325,917)	1,642,666
Hong Kong [Member]
Schedule of (Loss) Income Before Income Tax by Jurisdiction [Line Items]
Total loss before income tax	1,424,781	258,954	1,150,297
Malaysia and others [Member]
Schedule of (Loss) Income Before Income Tax by Jurisdiction [Line Items]
Total loss before income tax	$ 1,072,223	$ (1,840,701)	$ (32,151)